Financing Receivables (Tables)	3 Months Ended
Mar. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
The Company's total financing receivables as of March 31, 2015 and December 31, 2014 consisted of the following:

Balance Sheet Classification	March 31, 2015	December 31, 2014
	(Dollars in millions)
Investments and other assets	$323.5	$347.2